STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015		$ 147,444	$ (1,065)	$ (137,805)	$ 8,574
Balance, shares at Dec. 31, 2015	9,878,861
Stock based compensation		201			201
Net loss				(1,280)	(1,280)
Balance at Dec. 31, 2016		147,645	(1,065)	(139,085)	$ 7,495
Balance, shares at Dec. 31, 2016	9,878,861				9,878,861
Stock based compensation		155			$ 155
Net loss				(1,251)	(1,251)
Balance at Dec. 31, 2017		147,800	(1,065)	(140,336)	$ 6,399
Balance, shares at Dec. 31, 2017	9,878,861				9,878,861
Stock based compensation		153			$ 153
Net loss				(1,405)	(1,405)
Balance at Dec. 31, 2018		$ 147,953	$ (1,065)	$ (141,741)	$ 5,147
Balance, shares at Dec. 31, 2018	9,878,861				9,878,861